UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, DC 20549
                              -----------

                               FORM N-Q
                               ---------

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY

               INVESTMENT COMPANY ACT FILE NUMBER 811-04938

                         THE EHRENKRANTZ TRUST
             (Exact name of registrant as specified in charter)
                              ----------

                       600 Old Country Road
                            Suite 210
                       Garden City, NY  11530
            (Address of principal executive offices) (Zip code)

                        Thomas Giugliano, President
                          600 Old Country Road
                            Suite 210
                       Garden City, NY  11530

                   (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-516-396-1234

               DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

               DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS  (Unaudited)
        THE EHRENKRANTZ GROWTH FUND
        September 30, 2005

COMMON STOCKS-75.22%                    Shares             Value
                                        -------            ------

COMMUNICATIONS-16.59%
  *Charter Communications, Inc.         28,000          $  42,000
  *Nortel Networks, Inc.                40,000            130,400
  *Young Broadcasting, Inc.              4,400             15,356
                                                        ----------
                                                        $ 187,756
                                                        ----------

ELECTRIC AND GAS-0.00%
  *Touch America Holdings, Inc.         20,000                 16
                                                        ----------

ELECTRONICS-9.79%
  *Sun Microsystems, Inc.               10,000             39,200
  *Vishay Intertechnology, Inc.          6,000             71,700
                                                        ---------
                                                          110,900
                                                        ---------
MANUFACTURING-19.50%
  *Corning, Inc.                        20,000            231,960
                                                        ---------

PHARMACEUTICALS-18.44%
  Bristol Myers Squibb Co                3,000             72,180
  Schering Plough Corporation            5,000            105,250
  *Sirna Therapeutics, Inc.              5,000             22,000
  Zonagan                                1,650              9,487
                                                        ---------
                                                          208,917
                                                        ---------

TELECOMMUNICATIONS-10.89%
  *The Directv Group                     8,232            123,315
                                                         ========

TOTAL VALUE OF INVESTMENTS 75.22%                         862,865
(Cost $1,698,145)                                        --------

US Government Securities-15.34%                           173,685
                                                        ---------

TOTAL CASH AND CASH EQUIVALENTS 9.44%                     106,877
                                                        =========

NET ASSETS 100%                                       $ 1,143,427
                                                       ============

* Non-income producing securities

AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,698,145, AND THE UNREALIZED DEPRECIATION WAS $1,032,461.

FOR INFORMATION REGARDING THE FUND'S POLICY FOR VALUATION OF
INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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

ITEM 2.	CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       The Ehrenkrantz Trust


By (Signature and Title)           /s/ Thomas Giugliano




                                   __________________________
                                   Name:  Thomas Giugliano
                                   Title: President (Principal
                                   Executive Officer)

Date: November 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By: /s/ Thomas Giugliano



                                   ___________________________
                                   Name:  Thomas Giugliano
                                   Title: President (Principal
                                   Executive Officer)
Date: November 29, 2005


                                   By: /s/ Thomas Giugliano




                                   ___________________________
                                   Name:  Thomas Giugliano
                                   Title: Secretary, Treasurer
                                   (Principal Financial
                                    and Accounting Officer
Date: November 29, 2005